Provisions - Summary of Provisions by Class (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Beginning balance	$ 572	$ 605
Effect of movements in foreign exchange	14	(18)
Provisions made	163	226
Provisions used	(119)	(147)
Provisions reversed	(42)	(22)
Other movements	1	(73)
Ending balance	589	572
Restructuring [Member]
Disclosure of other provisions [line items]
Beginning balance	51	80
Effect of movements in foreign exchange	1	(5)
Provisions made	31	37
Provisions used	(14)	(37)
Provisions reversed	0	0
Other movements	0	(23)
Ending balance	69	51
Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	436	420
Effect of movements in foreign exchange	16	(11)
Provisions made	132	157
Provisions used	(86)	(109)
Provisions reversed	(42)	(21)
Other movements	20	1
Ending balance	476	436
Other [Member]
Disclosure of other provisions [line items]
Beginning balance	85	106
Effect of movements in foreign exchange	(3)	(2)
Provisions made	0	32
Provisions used	(19)	0
Provisions reversed	0	0
Other movements	(19)	(50)
Ending balance	$ 44	$ 85